[DREIER STEIN & KAHAN LLP LETTERHEAD]
John C. Kirkland
Tel. 424.202.6050
Fax 424.202.6250
jkirkland@dskllp.com
January 19, 2007
BY EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Hythiam, Inc. Registration Statement on Form S-3
Ladies and Gentlemen:
     We are transmitting herewith a registration statement on Form S-3 for filing on behalf of our client, Hythiam, Inc. (the “Company”), relating to the registration of shares of the Company’s common stock on behalf of the Selling Stockholders set forth in the registration statement.
     Please feel free to contact me by directly 424.202.6050 or with any questions or to discuss this matter.
Sincerely,
/s/ JOHN C. KIRKLAND
John C. Kirkland
cc: Mr. Chuck Timpe